Fair Value Measurements (Details) - Schedule of derivative warrant liabilities - USD ($)	3 Months Ended
	Jun. 30, 2021	Jan. 25, 2021
Schedule of derivative warrant liabilities [Abstract]
Derivative warrant liabilities at January 25, 2021 (inception)
Level 3 Warrant liabilities at March 31, 2021
Issuance of Public and Private Warrants	46,248,532
Transfer of Public Warrants to Level 1	(17,995,200)
Change in fair value of warrant liabilities	4,868,267
Level 3 Warrant liabilities at June 30, 2021	$ 33,121,599